S000002879 [Member] Investment Objectives and Goals - BlackRock Advantage SMID Cap V.I. Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund Overview Key Facts About BlackRock Advantage SMID Cap V.I. Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of BlackRock Advantage SMID Cap V.I. Fund (the “Fund”) is to seek long-term growth of capital.